ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of details of SPEs held for sale

	12/31/2023	12/31/2022
Livramento Holding S.A.	—	80,317
Chapada Piauí I	70,561	144,574
Chapada Piauí II	151,411	176,117
Energética Águas da Pedra S.A.	—	286,775
Neoenergia Coelba	—	468
Neoenergia Cosern	—	63
Neoenergia Afluente T	—	45
Candiota	30,977	—
Thermal projects	2,934,192	—
Total Assets	3,187,141	688,359

Livramento Holding S.A.	—	170,448
Thermal projects	274,464	—
Total Liabilities	274,464	170,448

Generation
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	12/31/2023	12/31/2022
Livramento Holding S.A.	—	80,317
Chapada Piauí I	70,561	144,574
Chapada Piauí II	151,411	176,117
Energética Águas da Pedra S.A.	—	286,775
Neoenergia Coelba	—	468
Neoenergia Cosern	—	63
Neoenergia Afluente T	—	45
Candiota	30,977	—
Thermal projects	2,934,192	—
Total Assets	3,187,141	688,359

Livramento Holding S.A.	—	170,448
Thermal projects	274,464	—
Total Liabilities	274,464	170,448